Consolidated Statement of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Cash flows from (used in) operating activities [abstract]
Profit/(loss) for the period		$ 112,230		$ (110,070)	[1],[2],[3]	$ 1,383	[1],[2],[3]
Adjustments for:		405,823		289,311	[2]	225,527	[2]
Depreciation of tangible assets (Note 8)		337,646		270,582	[2]	229,777	[2]
Depreciation of intangible assets		56		111	[2]	95	[2]
Impairment on non-current assets held for sale (Note 3)		0		2,995	[2]	0	[2]
Provisions		(448)		(42)	[2]	(160)	[2]
Income tax (benefits)/expenses (Note 7)		602		239	[2]	(1,358)	[2]
Share of profit of equity-accounted investees, net of tax (Note 26)		(16,460)		(16,076)	[2]	(30,082)	[2]
Net finance expenses (Note 6)		99,231		74,389	[2]	43,463	[2]
(Gain)/loss on disposal of assets (Note 8)		(14,804)		(18,865)	[2]	(15,511)	[2]
Equity-settled share-based payment transactions (Note 5)		0		37	[2]	313	[2]
Amortization of deferred capital gain		0		(1,000)	[2]	(1,010)	[2]
Gain on bargain purchase (Note 25)		0		(23,059)	[2],[3]	0	[2],[3]
Changes in working capital requirements		(165,419)		(114,533)	[2]	22,083	[2]
Change in cash guarantees		(34)		33	[2]	(52)	[2]
Change in inventory (Note 11)		(161,121)		(22,261)	[2]	0	[2]
Change in receivables from contracts with customers (Note 12)		(41,001)		(23,589)	[2]	5,938	[2]
Change in accrued income (Note 12)		(3,051)		(6,393)	[2]	(1,499)	[2]
Change in deferred charges (Note 12)		(2,078)		18,848	[2]	(3,648)	[2]
Change in other receivables (Note 10-12)		22,393		(77,876)	[2]	28,773	[2]
Change in trade payables (Note 18)		6,471		(8,181)	[2]	1,165	[2]
Change in accrued payroll (Note 18)		(2,282)		(11,000)	[2]	1,014	[2]
Change in accrued expenses (Note 18)		3,473		18,839	[2]	(6,727)	[2]
Change in deferred income (Note 18)		10,028		(2,265)	[2]	(3,726)	[2]
Change in other payables (Note 18)		(806)		(1,304)	[2]	18	[2]
Change in provisions for employee benefits (Note 17)		2,589		616	[2]	827	[2]
Income taxes paid during the period		(993)		(67)	[2]	11	[2]
Interest paid (Note 6-19)		(98,852)		(67,209)	[2]	(39,595)	[2]
Interest received (Note 6-12)		6,602		3,409	[2]	636	[2]
Dividends received from equity-accounted investees (Note 26)		12,600		0	[2]	1,250	[2]
Net cash from (used in) operating activities		271,991		841	[2]	211,295	[2]
Cash flows from (used in) investing activities [abstract]
Acquisition of vessels (Note 8)		(7,024)		(237,476)	[2]	(176,687)	[2]
Proceeds from the sale of vessels (Note 8)		86,235		26,762	[2]	96,880	[2]
Acquisition of other tangible assets and prepayments (Note 8)		(1,015)		(588)	[2]	(1,203)	[2]
Acquisition of intangible assets		(14)		(1)	[2]	(11)	[2]
Proceeds from the sale of other (in)tangible assets		30		0	[2]	29	[2]
Loans from (to) related parties (Note 26)		(31,713)		134,097	[2]	40,750	[2]
Acquisition of subsidiaries or from business combinations, net of cash acquired (Note 25)		0		(126,288)	[2]	0	[2]
Purchase of shares in equity-accounted investees		(4,000)		0	[2]	0	[2]
Proceeds from sale of subsidiaries (Note 25)		0		140,960	[2]	0	[2]
Lease payments received from finance leases		1,251		0	[2]	0	[2]
Net cash from (used in) investing activities		43,750		190,042	[2]	(40,242)	[2]
Cash flows from (used in) financing activities [abstract]
(Purchase of) Proceeds from sale of treasury shares (Note 14)		(30,965)		(1,661)	[2]	0	[2]
Proceeds from new borrowings (Note 16)		1,099,701		983,882	[2]	526,024	[2]
Proceeds from sale and leaseback (Note 16)		124,425		0	[2]	0	[2]
Repayment of borrowings (Note 16)		(1,318,398)		(1,115,894)	[2]	(710,993)	[2]
Repayment of lease liabilities (Note 16)		30,214		0	[2]	0	[2]
Transaction costs related to issue of loans and borrowings (Note 16)		(9,721)		(3,849)	[2]	(5,874)	[2]
Dividends paid (Note 14)		(26,015)		(22,643)	[2]	(44,133)	[2]
Net cash from (used in) financing activities		(191,187)		(160,165)	[2]	(234,976)	[2]
Net increase (decrease) in cash and cash equivalents		124,554		30,718	[2]	(63,923)	[2]
Net cash and cash equivalents at the beginning of the period (Note 13)	[2]	173,133	[4]	143,648		206,689
Effect of changes in exchange rates		(733)		(1,233)	[2]	882	[2]
Net cash and cash equivalents at the end of the period (Note 13)		296,954		173,133	[2],[4]	143,648	[2]
Net cash and cash equivalents at the end of the period (Note 12) of which restricted cash		$ 0		$ 79	[2]	$ 115	[2]

[1]	* The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.
[2]	.
[3]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[4]	* The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. Due to the increased significance of inventory (see accounting policies), the Group has re-presented the comparative information related to bunker inventory to align with the current year presentation.